THE TORRAY FUND

     The Torray Fund (the "Fund") is a no load, open-end, diversified management investment company. The Torray Corporation (the "Manager") serves as the Fund's investment advisor.

     This Prospectus concisely describes the information which investors should know before investing. Please read this Prospectus carefully and keep it for future reference. A Statement of Additional Information dated April 30, 1997 (the "Statement") is available free of charge by writing to The Torray Corporation, 6610 Rockledge Drive, Bethesda, Maryland 20817, or by telephoning toll free at 1-(800)-443-3036. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                  REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                            ------------------------

                 The Date of this Prospectus is April 30, 1997

                                SCHEDULE OF FEES

     The expenses of the Fund are set forth in the following table, the form of which is prescribed by federal securities laws and regulations.

SHAREHOLDER TRANSACTION EXPENSES

     There are no shareholder transaction expenses such as sales loads, 12b-1, or exchange fees.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                1.00%
Other Expenses (1)(2)                           .10%
                                               ----
Total Operating Expenses (3)                   1.10%
                                               ----
                                               ----

---------------

(1) These amounts have been restated to reflect anticipated expense levels as of March 31, 1997.

(2) Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire redemption fee (currently $10.00). Certain institutional clients will not be charged this wire redemption fee.

(3) If you purchase Fund shares through a discount brokerage firm or other financial institution, there may be fees or commissions charged by them for shareholder transactions.

     The purpose of this table is to assist prospective shareholders in understanding the various costs and expenses of the Fund that reduce the amount of income available for distribution to shareholders.


                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                             ------  -------  -------  --------
EXAMPLE:
You would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual
  return, and (2) redemption at the end of
  each time period:                            $12     $36      $62      $138


NOTE: THE FIGURES SHOWN IN THE EXAMPLES ARE ENTIRELY HYPOTHETICAL. THEY ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

                              FINANCIAL HIGHLIGHTS

      The table below sets forth certain financial information with respect to the per-share data and ratios for The Torray Fund for the periods indicated, which have been derived from financial statements audited by Johnson Lambert & Co., independent public accountants for the Fund, whose report thereon is included in the Statement of Additional Information.

                                             YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR
                                            ENDED        ENDED       ENDED       ENDED       ENDED       ENDED        ENDED
PER SHARE DATA ($)                         12/31/96     12/31/95    12/31/94    12/31/93    12/31/92    12/31/91    12/31/90(1)
                                           --------     --------    --------    --------    --------    --------    ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................    $ 20.110     $13.755     $14.273     $13.743     $11.514     $ 9.999      $ 10.000
Income From Investment Operations
Net Investment Income..................       0.186       0.215       0.213       0.122       0.180       0.232         0.005
Net Gains on Securities
  (both realized and unrealized).......       5.642       6.674       0.130       0.745       2.229       1.728         0.000
                                           --------     -------     -------     -------     -------     -------     ---------
       Total from
       Investment Operations...........       5.828       6.889       0.343       0.867       2.409       1.960         0.005
Less Distributions
Dividends
  (from Net Investment Income).........      (0.187)     (0.214)     (0.213)     (0.122)     (0.180)     (0.233)       (0.006)
Distributions (from Capital Gains).....      (0.531)     (0.320)     (0.648)     (0.215)     0.0000      (0.212)       0.0000
                                           --------     -------     -------     -------     -------     -------     ---------
       Total Distributions.............      (0.718)     (0.534)     (0.861)     (0.337)     (0.180)     (0.445)       (0.006)
                                           --------     -------     -------     -------     -------     -------     ---------
NET ASSET VALUE, END OF PERIOD.........    $ 25.220     $20.110     $13.755     $14.273     $13.743     $11.514      $  9.999

TOTAL RETURN3..........................       29.09%      50.41%       2.41%       6.37%      21.04%      19.98%        (0.03%)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's omitted)......................    $116,593     $50,744     $23,362     $19,666     $10,298     $ 4,423      $    200
Ratio of Expenses to Average Net
  Assets...............................        1.25%       1.25%       1.25%       1.25%       1.25%       1.25%         0.82%(1)
Ratio of Net Income to Average Net
  Assets...............................        0.87%       1.31%       1.51%       0.94%       1.54%       2.43%         2.15%(1)
Portfolio Turnover Rate................       20.95%      22.56%      36.63%      29.09%      37.09%      21.17%          n/a(2)
Average Actual Commissions
  Paid Per share(4)....................    $ 0.0871     $0.0813         n/a         n/a         n/a         n/a           n/a

---------------

(1) Annualized. The Fund commenced operations on December 18, 1990.

(2) Not applicable.

(3) Past performance is not predictive of future performance.

(4) Does not include spreads on shares traded on a principal basis.

                INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

     The Fund's objective is to earn 15% per year compounded, measured over long periods (10 years or more). The Fund also seeks to defer shareholder tax liability on the Fund's appreciated assets, so that earnings can be generated on money which otherwise would be paid in taxes. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. An added benefit of the buy-and-hold strategy is that brokerage commissions will be contained. There can be no assurance that the Fund's objective will be achieved.

THE MANAGER'S INVESTMENT PHILOSOPHY AND APPROACH TO SELECTING COMMON STOCKS

     The Fund's investment philosophy is simple. Ordinarily, 90% or more of the Fund's assets will be committed to common stocks. Any balance will be held in U.S. treasury bills or Treasury notes. No effort is made to forecast the stock market. Businesses in which the Fund invests must have favorable economic characteristics, generally including rising sales and earnings, a strong competitive position, capable management, and a balance sheet appropriate to the nature of the enterprise. Central to the philosophy is the fact that value derives from the business, not from the stock. Accordingly, the Fund's management focuses on business fundamentals, as opposed to stock market dynamics, the idea being that if a business performs, the stock will take care of itself.

     The Manager's stock selection process is simple: management will buy, at a fair price, stock in the best companies it can identify, and keep them indefinitely. Portfolio investments may include small, medium or large capitalization companies. The latter have predominated in recent years because management believes they have represented the best available values. However, that could change if the prices of high quality, small or medium-size company stocks drop significantly.

     Generally speaking, there is widespread agreement among investors about which companies enjoy the brightest economic outlook. Unfortunately for prospective buyers, the shares of these businesses usually trade at a premium. Sometimes they become so over-priced that an investor's potential return will be almost certainly diminished, or a major loss will occur in the event corporate performance deteriorates. It is important, therefore, when buying stocks to carefully assess the prices at which they are offered so that the advantage gained from owning a top-flight company is not lost to a miscalculation of its value. Management's policy in this regard is to focus its research on those quality businesses which, for any number of reasons, have fallen from favor with investors. Typically, stocks of the companies selected for evaluation will have already dropped in price -- often as much as 25%-50% -- in response to a perceived reversal in corporate fortunes. The research effort's objective is to determine whether prevailing negative investor sentiment is based on a sound assessment of long term prospects, or is related more to temporary factors which have little or no bearing on the enterprises's fundamental economic value. Although the picture is seldom black and white, management finds that in many instances popular "expert" opinion is misguided and overly pessimistic. It is in this circumstance, when both the fundamentals and price are right, that the Fund will invest.

     There are also conditions under which stocks may be sold. If management identifies a compelling investment opportunity, but the Fund has no cash reserves, stocks with the least promising prospects relative to all other portfolio holdings will be sold to raise the purchase price. Shares also will be sold in any business which is materially deteriorating. Finally, in order to maintain reasonable diversification, a stock or industry grouping of stocks may be partially sold if, as a result of appreciation, either has become too large a percentage of the Fund's assets. Generally speaking, and consistent with its status as a diversified investment company, the Fund may hold up to 7 or 8% of its assets in a single stock and may invest up to 25% in one industry group.

RISK FACTORS ASSOCIATED WITH INVESTING IN COMMON STOCKS

     Three types of risk attach to investments in common stocks -- "business risk," "systemic risk," and "market risk." The Fund's management, the Torray Corporation, believes that for long-term investors only business risk matters. Business risk is the chance that something permanent goes wrong with a company. When this happens, shareholders lose money. The causes vary, but often include competitive pressures, declining market share, contracting profit margins, rising financial leverage, product obsolescence and poor management. In such circumstances, the degree of risk is usually related directly to the magnitude of business deterioration. While temporary reversals are of little concern, serious problems sometimes lead to bankruptcy. Most cases fall in-between.

     Mutual funds are subject to the same principle. Their relative riskiness is a function of the economic profile of the companies they own. Funds holding the stocks of important high-quality businesses for long-term investment should prove relatively less risky except for those shareholders who choose, or are forced by circumstance, to sell in a weak market. Those funds comprised of lesser companies will involve varying degrees of risk. As noted, the Torray Fund's policy is to invest at a fair price in the best businesses it can identify and to hold them indefinitely. In so doing, management believes that it can largely eliminate the Fund's overall exposure to business risks. The other forms of risk -- "systemic" and "market" should not worry investors unduly. "Systemic risk" denotes potential threats to the country's financial structure -- political upheaval, runaway inflation or economic collapse, for instance. Such events seem unlikely, and Torray Fund policies make no provision for defending against them. "Market risk," in plain English, is the chance that when you want to sell, you won't like the price. This experience is not unique to the stock market, as many homeowners, art collectors and others have discovered. In order to be successful, investors must accept the fact that although stocks of good companies rise over long periods, they can trade at virtually any price in the short run. Those who cannot tolerate fluctuations in the value of their investments should seriously consider avoiding common stocks and mutual funds that invest in them.

     The investment objective and policies described in this Prospectus may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

     While the Fund does not intend to engage in short term trading, portfolio turnover is not a limiting factor with respect to investment decisions. For the fiscal years ended December 31, 1996, 1995, and 1994, the Fund's portfolio turnover rates were 20.95%, 22.56%, and 36.63%, respectively.

                            PERFORMANCE INFORMATION

     From time to time, the Fund may make available certain information about its performance. This information is based on the Fund's historical record and is not intended to indicate future performance. When the Fund makes available its total return, it will be calculated on an annualized basis for specified periods of time, and may be calculated for the period since the start of the Fund's operations. Total Return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the time period (assuming reinvestment of any dividends or capital gains distributions).

                               HOW TO BUY SHARES

     Shares of the Fund are continuously offered at net asset value, and there are no sales charges on purchases of Fund shares. The minimum initial investment is $10,000, and the minimum additional investment is $2,000.

Orders for the purchase of shares of the Fund are executed at the net asset value determined as of the next Valuation Time after receipt by the Fund's transfer agent and the shares will be eligible to receive dividends beginning the following day. The Fund reserves the right to reject any order for the purchase of its shares in whole or in part. (See "How Net Asset Value is Determined").

     In the case of an initial investment, shares of the Fund may be purchased by sending a check payable to "The Torray Fund," together with a completed Application to:

                                The Torray Fund
                             c/o FPS Services Inc.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

     Shareholders should be aware that purchases and redemptions mailed to the Fund at its address in Bethesda, Md. will not be effected until received by the Fund's agent at the address(es) listed above.

     Subsequent purchases may be made by mailing a check payable to "The Torray Fund" to:

                                The Torray Fund
                                P.O. Box 412797
                           Kansas City, MO 64141-2797

     (Please put your account number on your check.)

     The Fund is also available through other brokerage firms and institutions. If you place your order through a broker-dealer, you may be charged a fee for its services. No such charge will be paid by an investor who purchases Fund shares directly from the Fund as described above.

     If you are interested in investing your IRA account in the Fund, you will have to establish an IRA or an IRA Rollover account. Please call the Fund at 1-800-443-3036 to request an IRA package. You may also call a bank or broker-dealer for more information and an account application.

     Shareholder inquiries may be directed to FPS Services Inc., 3200 Horizon Drive, King of Prussia, PA 19406 or by calling 1-800-626-9769.

                                 HOW TO REDEEM

     Shares may be redeemed in writing or, for shareholders who elect this privilege, by telephone. To redeem shares in writing, submit a written redemption request directly to: The Torray Fund, c/o FPS Services Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, additional documentation of a customary nature may be required. Where a shareholder has chosen the telephone redemption option, shares may be redeemed by telephone by calling toll-free 1-800-626-9769.

     The Fund, through its transfer agent, has established procedures designed to confirm the authenticity of telephonic instructions, which procedures include requiring callers to establish their personal identity and limiting the mailing of telephone redemption proceeds to the address or bank account set forth on the Account Application. Investors should understand that neither Fund nor its transfer agent will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire transfer fee

(currently $10.00). Certain institutional clients will not be charged this wire redemption fee. Changes to the designated address or bank account must be made in writing and may be required to be accompanied by a signature guarantee from an eligible guarantor.

     Shares are redeemed at their net asset value next determined after a redemption request in good order has been received by the Fund's transfer agent. A request is deemed to be in good order if it has been signed by the account holder and is accompanied, where necessary, by a signature guarantee. Redemption proceeds will be mailed or wired to the redeeming shareholder within seven days, except where those shares have recently been purchased by personal check. In those cases, redemption proceeds may be withheld until the check has been collected, which may take up to fifteen days. To avoid such withholding, investors should purchase shares by certified or bank check.

     The Fund reserves the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions by the shareholder, the account of such shareholder has a value of less than $10,000. Before the Fund exercises its right to redeem such shares, the shareholder will be given written notice of the proposed redemption and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $10,000.

                       HOW NET ASSET VALUE IS DETERMINED

     The net asset value per share of the Fund is determined once each day that the New York Stock Exchange is open (a "Business Day"), as of the close of the Exchange ("Valuation Time"). Portfolio securities for which market quotations are readily available are valued at market value. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

                                 DISTRIBUTIONS

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for as long as such qualification is in the best interests of its shareholders. In keeping with Code requirements regarding regulated investment companies, the Fund pays out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments) and net realized capital gains.

     All dividends and/or distributions will be reinvested in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. The Fund declares and pays dividends out of investment income quarterly, and distributes net realized capital gains annually. Dividends and capital gains distributions may be declared more or less frequently at the discretion of the Trustees.

                              FEDERAL INCOME TAXES

     Dividends and short-term capital gains distributions of the Fund are taxable to shareholders as ordinary income. Distributions of any long-term capital gains are taxable to shareholders as such, regardless of how long a shareholder may have owned shares in the Fund. Shareholders should consult their tax advisors as to the application of state and local income tax laws to Fund dividends and capital gain distributions.

     In order to avoid a 4% excise tax on undistributed income, the Code requires the Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each December 31 and not previously distributed.

     Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions. A dividend paid to a shareholder by the Fund in January of a year generally is deemed to have paid by the Fund and received by shareholders on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

                             MANAGEMENT OF THE FUND

     The Fund is managed by The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817 (the "Manager"), which provides investment advisory and portfolio management services pursuant to a Management Agreement dated November 16, 1990. The Manager also provides executive and other personnel for management of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, the Trustees supervise the affairs of the Fund as conducted by the Manager. The Manager was formed in 1990 to serve as the investment advisor to the Fund. Robert E. Torray, President of the Manager and Portfolio Manager of the Fund, owns approximately 60% of the outstanding voting securities of the Manager, and has over 35 years of investment experience. Mr. Torray also owns 80 percent of the outstanding voting securities of Robert E. Torray & Co., Inc., a registered investment advisor which has been in the investment advisory business for 25 years.

     For investment advisory and management services provided to the Fund, the Manager receives a fee, computed daily and payable quarterly, at the annual rate of one percent of the Fund's daily net assets. The Manager received 1.00% of the Fund's average daily net assets for the fiscal year ended December 31, 1996.

     As a result of the Manager's guarantee of Fund expenses, which guarantee was in effect from the Fund's inception through December 31, 1996, the Fund's total operating expenses for each fiscal year amounted to 1.25% of average net assets.

                  ORGANIZATION AND CAPITALIZATION OF THE FUND

     The Fund was established in 1990 as a business trust under Massachusetts law. The Fund has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares. These shares are entitled to vote at any meetings of shareholders. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved certain contracts under which certain companies provide essential management services to the Trust. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. The Manager controls the word "Torray" in the Fund's name and, if it should cease to be the Fund's investment advisor, the Fund may be required to change its name.

NEW ACCOUNT INSTRUCTIONS: FOR THE TORRAY FUND ("FUND")

--------------------------------------------------------------------------------

PLEASE CALL THE FUND TOLL FREE AT 1-(800)-626-9769 IF YOU HAVE ANY QUESTIONS WHILE FILLING OUT THIS APPLICATION.

1  TYPE OF ACCOUNT. An account can be registered as only one of the following:

[ ]  individual                  |
[ ]  joint tenants               |         Supply the Social
[ ]  a custodial account         |-------- Security number of
     under the Uniform Gifts     |         the registered
     or Uniform Transfers to     |         account owner.
     Minors Act                  |
[ ]  a trust (i.e.,              |
     retirement plans)           |
[ ]  a corporation               |         Supply the Taxpayer
     partnership,                |-------- Identification number
     organization, fiduciary,    |         of the legal entity.
     etc.                        |
[ ]  Individual Retirement       |
     Account (IRA)               |-------- See the IRA package.

Please check the box in Section 1 that corresponds with the type of account you are opening and fill in the required information EXACTLY as you wish it to appear on the account.

TRADING AUTHORIZATION. If you desire to have a party(s) other than the registered account owner have access to your account(s) or transact business on your account(s), you must file a TRADING AUTHORIZATION with The Torray Corporation ("Torray"). Other parties may include spouses, relatives, business officers, trust officers, financial planners, tax advisors, etc. Call Torray to ask for a "Trading Authorization."

CORPORATE/TRUST RESOLUTION. Corporations are required to furnish a CORPORATE RESOLUTION. Trusts are required to furnish a Trust Resolution.

Trusts, fiduciaries, partnerships, and other business entities may be required to furnish other documentation (e.g., a "Trust Authorization") to authorize redemptions. Call Torray to ask for the appropriate documentation.

2 YOUR MAILING ADDRESS. Please complete all information in Section 2 requested as it is required to open your account.

3 YOUR INITIAL INVESTMENT. The amount of your check(s) must meet the minimum $10,000 initial investment.

4 RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. Dividends and capital gains distributions will be automatically paid in Fund shares UNLESS the Shareholder elects to receive distributions by check by marking the box in Section 4.

5 TELEPHONE REDEMPTIONS. If you elect telephone redemptions, Torray will be authorized to act upon telephone instructions from you, or from any person authorized to act on your behalf, without a signature guarantee, to redeem shares of the Fund in accordance with the terms of the Fund's Prospectus and Statement of Additional Information as in effect from time to time. In electing this feature, you also agree that the Fund and Torray shall not have any liability for acting upon instructions which they reasonably believe to be genuine.

6 YOUR SIGNATURE(S). Please be sure to sign this application. If the account is registered in the name of:

[ ]  an individual, the individual should sign

[ ]  joint tenants, both should sign

[ ] a trustee or other fiduciary, the fiduciary(s) must indicate capacity (If you are establishing a trust account and want to authorize redemptions, you must file a "Trust Resolution" with Torray as stipulated in Section 1 under "Trust Resolution.")

[ ] a corporation or other organization, an officer must sign and indicate capacity. (If you are establishing a corporate account and want to authorize redemptions, you must file a "Corporate Resolution" with Torray as stipulated in Section 1 under "Corporate Resolution.")

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                  NEW ACCOUNT APPLICATION FOR THE TORRAY FUND
                 DO NOT USE THIS APPLICATION FOR AN IRA ACCOUNT
                    PLEASE SEE THE ENCLOSED IRA INFORMATION

-----------------------------------------------------------------------------------------------------------------------------
                                                         [ ] GIFT/TRANSFER   [ ] TRUST (I.E.,    [ ] CORPORATION, PARTNERSHIP
1   TYPE OF ACCOUNT  [ ] INDIVIDUAL   [ ] JOINT TENANTS    TO A MINOR        RETIREMENT PLANS)          or Other Entity
    (CHECK ONE)        Complete A      Complete A & B      Complete C          Complete D                 Complete E
                          only                               only                 only                       only

-----------------------------------------------------------------------------------------------------------------------------
A                                                    --        --                       --        --
   ------------------------------------------------  ---------------------------------  -------------------------------------
   First Name, Middle Initial, Last Name             Social Security Number             Birthdate
                                                     Required to open your account      (mm-dd-yy)
                                                     ---------------------------------

B                                                       --        --                       --        --
      ------------------------------------------------  ---------------------------------  ----------------------------------
      First Name, Middle Initial, Last Name             Social Security Number             Birthdate
                                                        Required to open your account      (mm-dd-yy)
                                                        -----------------------------

      JOINT TENANTS WILL HAVE RIGHTS OF SURVIVORSHIP UNLESS OTHERWISE SPECIFIED.
-----------------------------------------------------------------------------------------------------------------------------

C   ________________________________________________ as custodian for _______________________________________________________
      Custodian's Name (only one permitted)                                  Minor's Name (only one permitted)
                                                                                           ------------------
      under the [ ] [ ] Uniform Gifts/Transfers to Minors Act             --        --                         --        --
                                ----- ---------
                 State           (Circle One)                   ------------------------------   ----------------------------
                                                                Minor's Social Security Number   Minor's Birthday
                                                                Required to open the account     Required to open the account
                                                                ----------------------------     ----------------------------

-----------------------------------------------------------------------------------------------------------------------------

D
    ________________________________________________   ______________________________________________________________________
         Name of Trustee                                     Name of Trust

                                                                              --
    ________________________________________________   ________________________________   ___________________________________
      Name of Second Trustee (if any)                     Date of Trust (mm-dd-yy)         Taxpayer Identification Number
                                                          Required to open your account    Required to open your account
                                                       --------------------------------   -----------------------------------

-----------------------------------------------------------------------------------------------------------------------------

E                                                           --
      -----------------------------------------------   -------------------------------
      Name of Corporation or other entity. If other     Taxpayer Identification
      entity, please specify type in the space below,   Required to open your account
       e.g., partnership, club, etc.                    -------------------------------

      BUSINESS TYPE: -------------------------------    Additional forms, such as a Corporate Resolution, are required to authorize redemptions and add account features.
                                                        See Application Instructions.

-----------------------------------------------------------------------------------------------------------------------------

2    YOUR MAILING ADDRESS

     -----------------------------------------------------   ----------------------------------------------------------------
     Street address and Apartment number or Box number       Area Code    Business Telephone Number

     -----------------------------------------------------   ----------------------------------------------------------------
                                                             Area Code  Home Telephone Number

     -----------------------------------------------------
     City                         State      Zip Code          I AM A CITIZEN OF  [ ]  U.S.  [ ]  OTHER
                                                                                                        ---------------------

     ----------------- State of residence if different from mailing address
        State

-----------------------------------------------------------------------------------------------------------------------------
                                                                                          (PLEASE COMPLETE THE REVERSE SIDE)



-----------------------------------------------------------------------------------------------------------------------------

3  YOUR INITIAL INVESTMENT ($10,000 minimum).

   [ ]  I have enclosed a check (do not send cash) made payable to THE TORRAY FUND for $
                                                                                        -------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

4  RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. If not completed, Option A will be assigned.
   A  [ ] I would like all dividends and capital gains reinvested in the Fund.

   B  [ ] I would like all dividends and capital gains paid to me in cash.

   C  [ ] Dividend Income Paid by check and capital gains reinvested.

-----------------------------------------------------------------------------------------------------------------------------

5  TELEPHONE REDEMPTIONS. See Instructions. If not completed, Option A will be assigned.

   A [ ] I do not authorize telephone redemptions.    B [ ] I do authorize telephone redemptions.

Proceeds of redemption requests are paid by check and mailed to the address of record or wired to your bank account. I (we) authorize FPS Services, Inc. to act upon instructions received from me (us) to redeem shares. Neither the Fund nor FPS Services, Inc. will be liable for properly acting upon instructions believed to be genuine.

If you want to authorize to wire redemptions directly to your bank account please attach a voided check and complete below. (See "HOW TO REDEEM" on Page 6 for wire charges)

                       Bank Name             Branch Office (if applicable)

                 ---------------------------------------------------------------
                       Bank Address        City       State       Zip Code

                 ---------------------------------------------------------------
                       Bank Wire Routing Number        Bank Account Number

                 ---------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

6 YOUR SIGNATURE(S). All registered owners or legal representative(s) must sign this section before we can open your account.

I (we) am (are) of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a) neither the Fund nor Torray is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC; (b) I (we) hereby ratify any instructions given on this account and any account into which I (we) exchange relating to Items 1-5 and agree that neither the Fund nor Torray will be liable for any loss, cost or expense for acting upon such instructions (by telephone or writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; and
(c) it is my (our) responsibility to read the Prospectus.

  TAXPAYER IDENTIFICATION NUMBER CERTIFICATION: AS REQUIRED BY FEDERAL LAW, I
  (WE) CERTIFY UNDER PENALTY OF PERJURY (1) THAT THE SOCIAL SECURITY NUMBER
  ("SSN") OR TAXPAYER IDENTIFICATION NUMBER ("TIN") PROVIDED ABOVE IS CORRECT
  AND (2) THAT THE IRS HAS NEVER NOTIFIED ME (US) THAT I (WE) AM (ARE) SUBJECT
  TO BACKUP WITHHOLDING DUE TO NOTIFIED PAYEE UNDERREPORTING, OR HAS NOTIFIED ME
  (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO SUCH BACKUP WITHHOLDING. (NOTE:
  IF ANY OR ALL OF PART (2) OF THIS SENTENCE IS NOT TRUE IN YOUR CASE, PLEASE
  STRIKE OUT THAT PART BEFORE SIGNING.) IF I (WE) FAIL TO FURNISH MY (OUR)
  CORRECT SSN OR TIN, I (WE) MAY BE SUBJECT TO A PENALTY OF $50 FOR EACH FAILURE
  AND MY (OUR) ACCOUNT(S) MAY BE SUBJECT TO BACKUP WITHHOLDING ON DISTRIBUTION
  AND REDEMPTION PROCEEDS.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING.

Signature:                                                 Date
          ------------------------------------------------      ------------------  -----------------------------------------
                                                                                     Citizenship (if not U.S.)

Signature:                                                 Date
          ------------------------------------------------     ------------------   -----------------------------------------
                                                                                     Citizenship (if not U.S.)

-----------------------------------------------------------------------------------------------------------------------------

For further information, contact the Fund toll free at 1-(800)-626-9769. Mail your completed application to FPS Services Inc., 3200 Horizon Drive, King of
Prussia, PA 19406-0903.

                                    PAGE 12

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                               TABLE OF CONTENTS

                                                  PAGE
                                                 ------
Schedule of Fees.............................         2
Financial Highlights.........................         3
Investment Objective, Policies
  and Risk Factors...........................         4
Portfolio Turnover...........................         5
Performance Information......................         5
How to Buy Shares............................         5
How to Redeem................................         6
How Net Asset Value is Determined............         7
Distributions................................         7
Federal Income Taxes.........................         7
Management of the Fund.......................         8
Organization and Capitalization
  of the Fund................................         8
New Account Instructions.....................         9
New Account Application......................     11-12


                                THE TORRAY FUND

                            ------------------------
                                   PROSPECTUS
                            ------------------------

                                 April 30, 1997

                                As Supplemented
                                October 16, 1997

---------------------------------------------------
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---------------------------------------------------
---------------------------------------------------

                               INVESTMENT ADVISOR

                             The Torray Corporation
                        6610 Rockledge Drive, Suite 450
                            Bethesda, Maryland 20817

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                             Washington, D.C. 20036

                              INDEPENDENT AUDITORS

                       Briggs, Bunting, & Dougherty, LLP
                             2121 Two Logan Square
                              18th & Arch Streets
                          Philadelphia, PA 19103-4901

                                   CUSTODIAN

                              United Missouri Bank
                                928 Grand Blvd.
                        Kansas City, Missouri 64141-6226

                                 TRANSFER AGENT

                               FPS Services Inc.
                                 P.O. Box 61503
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903